General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Introduction:

Maris-Tech Ltd. (the “Company”) was incorporated in 2008, in Israel. The Company develops, designs, manufactures and markets high-end digital video and audio products and solutions, including artificial intelligence (“AI”) functionality, for the professional as well as the civilian and home security markets, defense and homeland security markets, which can be sold off the shelf or fully customized to meet customers’ requirements.

On February 4, 2022, the Company closed an initial public offering (“IPO”). In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company issued and sold 4,244,048 Ordinary shares, no par value per share (“Ordinary Shares”), and warrants (“Warrants”) to purchase up to 4,244,048 Ordinary Shares. The Ordinary Shares and Warrants have been listed on the Nasdaq Capital Market (“Nasdaq”) under the symbol “MTEK” and “MTEKW,” respectively, since February 2, 2022. For further information see Note 12b.

The Company operates in Israel and sells to customers in other countries, including the United States, Australia, United Kingdom, India and Switzerland.

b.	Liquidity and capital resources:

The Company has experienced net losses and negative cash flows from operations since its inception and has relied on its ability to fund its operations primarily through proceeds from sales of Ordinary Shares, preferred shares, no par value per share (“Preferred shares”) of the Company, warrants and long-term loans from a related party. As of December 31, 2024, and 2023, the Company had working capital of $5,470,525 and $7,264,319, respectively, an accumulated deficit of $12,136,015 and $10,902,123, respectively, and negative cash flow from operating activity of $2,219,583 and $3,871,157 for the twelve months ended December 31, 2024 and 2023, respectively. The Company anticipates such losses will continue until its products reach commercial profitability.

In connection with the IPO (including over-allotment and exercise of pre-funded warrants issued and sold in the IPO), the Company received aggregate gross proceeds of $17,824,992 before deducting underwriting discounts and commissions and before offering expenses ($15,101,509 net proceeds after deducting $1,336,875 of underwriting discounts and commissions and $1,386,608 of other offering costs).

Based on management’s projections of the business results for the next twelve months, management concluded that the Company has sufficient liquidity to satisfy its obligations over the next twelve months from the date of issuance of these financial statements. For further information see Note 17 .